SEC Schedule, Article 12-04, Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Supplemental Cash Flow Information
For the years ended December 31, we paid the following:

(millions)	2024	2023	2022
Income taxes[1]	$2,585	$821	$719
Interest	276	265	229
Operating lease liabilities	84	77	83
[1] The increase in income taxes paid in 2024 was primarily driven by higher profitability, compared to the prior years.

Schedule Of Cash Flow, Supplemental Disclosures, Parent Only Information
For the years ended December 31, non-cash activity included the following:

(millions)	2024	2023	2022
Common share dividends[1]	$2,695	$498	$58
Preferred share dividends and redemption[1]	3	0	13
[1] Includes declared but unpaid dividends and unpaid excise taxes on redemption. See Note 14 – Dividends in the Annual Report for further discussion.
For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2024	2023	2022
Income taxes[1]	$2,540	$800	$705
Interest	276	265	229
[1] The increase in income taxes paid in 2024 was primarily driven by higher profitability, compared to the prior years.